Inventories, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
INVENTORIES, NET

5. INVENTORIES, NET

Inventories consisted of the following:

	December 31, 2020	September 30, 2021
Work in process	$22,167	$18,222
Raw materials	17,451	20,725
Finished goods	5,350	8,873
Total	$44,968	$47,820

Provision for obsolete inventories at $680 and $6,569 were recognized for the three months ended September 30, 2020 and 2021, respectively. Provision for obsolete inventory at $1,326 and $12,667 were recognized for the nine months ended September 30, 2020 and 2021, respectively.

4. INVENTORIES, NET

Inventories consisted of the following:

	December 31, 2019	December 31, 2020
Work in process	$27,854	$22,167
Raw materials	17,201	17,451
Finished goods	12,249	5,350
Total	$57,304	$44,968

Provision for obsolete inventory at $13,622, $4,233 and $1,343 were recognized for the years ended December 31, 2018, 2019 and 2020, respectively.